SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation			$ 1,067	$ 1,097	$ 1,394	$ 1,752
Research and development expense	$ 2,060	$ 1,612	$ 4,646	$ 4,594	(5,724)	(7,736)
Research and Development Expense [Member]
Payroll and related expenses					2,455	3,558
Share-based compensation					407	387
Professional services					1,842	2,097
Materials					520	559
Patents					157	341
Rent					213	224
Office and maintenance expenses					55	100
Depreciation					106	102
Other					248	368
Less - grants					(279)
Research and development expense					$ 5,724	$ 7,736